[LOGO] Merrill Lynch     Investment Managers

Annual Report

June 30, 2002

Merrill Lynch
Global SmallCap
Fund, Inc.

www.mlim.ml.com

                    MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.

Portfolio Information As of 6/30/02 (unaudited)

                                           Country of      Percent of
Ten Largest Holdings                         Origin        Net Assets

Hana Bank ..............................  South Korea          1.7%
Shinhan Financial Group Co., Ltd. ......  South Korea          1.6
SICOR Inc. .............................  United States        1.1
Dynacare Inc. ..........................  Canada               1.1
Bank of Hawaii Corporation .............  United States        1.1
Abercrombie & Fitch Co. (Class A).......  United States        1.1
AFC Enterprises, Inc. ..................  United States        1.0
Huhtamaki Oyj ..........................  Finland              1.0
The Limited, Inc. ......................  United States        1.0
Flowserve Corporation ..................  United States        1.0

                                                           Percent of
Five Largest Industries                                    Net Assets

Banks...................................................        8.9%
Specialty Retail........................................        6.2
Chemicals...............................................        4.5
Health Care Providers & Services........................        4.1
Hotels, Restaurants & Leisure...........................        3.7

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

DEAR SHAREHOLDER

Fiscal Year in Review

The total returns for Merrill Lynch Global SmallCap Fund, Inc.'s Class A, Class B, Class C, and Class D Shares for the 12-month period ended June 30, 2002 were -7.73%, -8.70%, -8.71% and -7.98%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 - 6 of this report to shareholders). This compares to the -1.74% total return (in U.S. dollars) for the unmanaged benchmark Morgan Stanley Capital International Small Cap World Index for the same period.

Our stock selection in the United States, Canada and Switzerland hurt the Fund, while stock selection in Japan and investments in South Korean banks and emerging markets helped the Fund. In North America, the Fund's performance was hindered by stock selection in the energy, minerals, industrial services and utilities sectors. An overweighted position in the communications sector and an underweighted position in the consumer durables sector had a negative impact on performance as well. However, stock selection in the consumer services and distribution services sectors aided performance relative to the benchmark.

In Europe, investments in the commercial services, electronic technology, and producer manufacturing sectors weakened the Fund's relative performance against the benchmark. Stock selection in the industrial services sector and a zero allocation in the technology services sector bolstered performance compared to the benchmark.

In Asia (ex-Japan), underweighted positions in the retail trade sector and stock selection in the consumer non-durables sector had a negative contribution to the Fund's overall return. Stock selection in the process industries sector as well as an underweighted position in the health services sector was positive for performance relative to the benchmark. In Japan, stock selection in the distribution services, process industries and producer manufacturing sectors aided performance while allocation and stock selection in the consumer durables sector was detrimental to performance relative to the benchmark.

Portfolio Matters and Investment Strategy

We continue to be cautious about the general market given the rich valuations, uncertainty in corporate governance and corporate accounting, and continued problems with the Mideast crisis. However, because of the unique growth opportunities in smaller companies, we still remain optimistic about the prospects for the Fund.

The Fund continues to be positioned in basic materials and early cyclicals in the industrialized and emerging markets; those sectors will continue to benefit from strong growth as recovery in the world economies develops despite short-term nervousness in the markets. We continue to find a host of industrial companies selling at reasonable valuations with recent positive earnings guidance. We continue our emphasis on investing in quality managements in established franchises with strong earnings and cash flow growth. We also strive to find inexpensive valuations among beaten-down cyclicals and industrials, which we believe will be beneficiaries of global reflation due to global coordinated central bank easing. Finally, we are optimistic about the recovery prospects in several emerging markets including South Korea, Brazil and Thailand, and we have found attractive companies there trading at inexpensive valuations.

In Conclusion

For investors with a long-term focus, we believe there are still many opportunities among stocks globally. In U.S. dollar terms, small cap stocks have continued to outperform large cap stocks in several major markets. Small cap stock valuations relative to their growth prospects continue to be very attractive versus large companies. We believe that our diversified portfolio of small cap companies will weather the current economic uncertainties. Many of our investments have the potential to emerge as tomorrow's industry leaders because of superior innovation and technology.

We thank you for your continued interest in Merrill Lynch Global SmallCap Fund, Inc., and we look forward to reviewing our strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Kenneth Chiang

Kenneth Chiang
Senior Vice President and
Senior Portfolio Manager

August 9, 2002

IMPORTANT TAX INFORMATION (unaudited)

Of the ordinary income distributions paid by Merrill Lynch Global SmallCap Fund, Inc. to shareholders of record on August 6, 2001, 10.88% qualifies for the dividends received deduction for corporations.

Please retain this information for your records.


                                       2 & 3

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Total Return Based on a $10,000 Investment--Class A Shares and Class C Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class C Shares compared to growth of an investment in the MSCI Small Cap World Index. Values are from October 21, 1994 to June, 2002.

                                            10/21/94**        6/95              6/96             6/97              6/98
Merrill Lynch Global SmallCap
Fund, Inc.+--Class A Shares*                $9,475            $8,611            $10,666          $11,469           $10,649
Merrill Lynch Global SmallCap
Fund, Inc.+--Class C Shares*                $10,000           $9,025            $11,061          $11,767           $10,803

                                            6/99              6/00              6/01             6/02
Merrill Lynch Global SmallCap
Fund, Inc.+--Class A Shares*                $12,059           $22,872           $22,060          $20,355
Merrill Lynch Global SmallCap
Fund, Inc.+--Class C Shares*                $12,108           $22,735           $21,710          $19,819

                                            10/31/94          6/95              6/96             6/97              6/98
MSCI Small Cap World Index++                $10,000           $9,880            $11,413          $12,128           $11,718

                                            6/99              6/00              6/01             6/02
MSCI Small Cap World Index++                $11,882           $14,035           $13,322          $13,322

Total Return Based on a $10,000 Investment--Class B Shares and Class D Shares

A line graph depicting the growth of an investment in the Fund's Class B Shares and Class D Shares compared to growth of an investment in the MSCI Small Cap World Index. Values are from August 5, 1994 to June, 2002.

                                            8/5/94**          6/95              6/96             6/97              6/98
Merrill Lynch Global SmallCap
Fund, Inc.+--Class B Shares*                $10,000           $8,845            $10,841          $11,542           $10,601
Merrill Lynch Global SmallCap
Fund, Inc.+--Class D Shares*                $9,475            $8,447            $10,432          $11,190           $10,359

                                            6/99              6/00              6/01             6/02
Merrill Lynch Global SmallCap
Fund, Inc.+--Class B Shares*                $11,874           $22,297           $21,291          $19,439
Merrill Lynch Global SmallCap
Fund, Inc.+--Class D Shares*                $11,696           $22,137           $21,300          $19,600

                                            8/31/94           6/95              6/96             6/97              6/98
MSCI Small Cap World Index++                $10,000           $9,703            $11,209          $11,911           $11,508

                                            6/99              6/00              6/01             6/02
MSCI Small Cap World Index++                $11,669           $13,784           $13,083          $13,083

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + Merrill Lynch Global SmallCap Fund, Inc. invests in a diversified portfolio of equity securities of issuers with relatively small market capitalizations located in various foreign countries and the United States.
++ This unmanaged broad-based Index is comprised of small cap companies from 23 developed markets. The start date for the Index in the Class A and Class C Shares' graph is from 10/31/94 and in the Class B and Class D Shares' graph is from 8/31/94.

Average Annual Total Return

                                               % Return Without   % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 6/30/02                               - 7.73%        - 12.58%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                             +12.16          +10.96
--------------------------------------------------------------------------------
Inception (10/21/94) through 6/30/02                 +10.45          + 9.68
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                   % Return        % Return
                                                 Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 6/30/02                               - 8.70%        - 12.31%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                             +10.99          +10.72
--------------------------------------------------------------------------------
Inception (8/05/94) through 6/30/02                  + 8.77          + 8.77
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                   % Return        % Return
                                                 Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 6/30/02                               - 8.71%         - 9.61%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                             +10.99          +10.99
--------------------------------------------------------------------------------
Inception (10/21/94) through 6/30/02                 + 9.30          + 9.30
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

                                              % Return Without   % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 6/30/02                               - 7.98%        - 12.81%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                             +11.86          +10.66
--------------------------------------------------------------------------------
Inception (8/05/94) through 6/30/02                  + 9.63          + 8.89
--------------------------------------------------------------------------------
* Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class D Shares (formerly Class A Shares) were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the inception period.)
**    Assuming maximum sales charge.


                                     4 & 5

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

PERFORMANCE DATA (concluded)

Recent Performance Results*

                                                          6-Month            12-Month       Since Inception
As of June 30, 2002                                    Total Return        Total Return      Total Return
===========================================================================================================
ML Global SmallCap Fund, Inc. Class A Shares              - 2.99%            - 7.73%           +114.88%
-----------------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class B Shares              - 3.52             - 8.70            + 94.40
-----------------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class C Shares              - 3.51             - 8.71            + 98.19
-----------------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class D Shares              - 3.12             - 7.98            +106.88
===========================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are from 10/21/94 for Class A & Class C Shares and from 8/05/94 for Class B & Class D Shares.

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                                                                                             Percent
                                               Shares                                                                        of Net
EUROPE          Industries                      Held             Investments                          Cost          Value    Assets
===================================================================================================================================
Austria         Metals & Mining                  56,000   Voest-Alpine AG                        $ 1,686,696   $  1,830,615    0.5%
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Austria             1,686,696      1,830,615    0.5
===================================================================================================================================
Finland         Containers & Packaging           82,700   Huhtamaki Oyj                            2,558,083      3,756,211    1.0
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Finland             2,558,083      3,756,211    1.0
===================================================================================================================================
France          Chemicals                       258,300   Rhodia SA                                2,599,255      2,221,896    0.6
                ------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products     27,600   TRIGANO                                    827,688      1,065,778    0.3
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in France              3,426,943      3,287,674    0.9
===================================================================================================================================
Germany         Auto Components                  79,300  +Continental AG                           1,180,824      1,401,869    0.4
                ------------------------------------------------------------------------------------------------------------------
                Chemicals                        74,000  +Celanese AG                              1,530,411      1,717,436    0.5
                ------------------------------------------------------------------------------------------------------------------
                Construction & Engineering      167,400   Hochtief AG                              3,607,685      3,109,749    0.9
                ------------------------------------------------------------------------------------------------------------------
                Distributors                      7,500   Medion AG                                  258,911        273,689    0.1
                ------------------------------------------------------------------------------------------------------------------
                Electrical Equipment             94,300   Pfeiffer Vacuum Technology AG            3,552,668      3,566,905    1.0
                ------------------------------------------------------------------------------------------------------------------
                Food Products                   252,600  +Kamps AG                                 2,053,549      3,105,874    0.8
                ------------------------------------------------------------------------------------------------------------------
                Media                           233,537   ProSieben Sat.1 Media AG (Preferred)     2,049,000      2,248,751    0.6
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Germany            14,233,048     15,424,273    4.3
===================================================================================================================================
Ireland         Food Products                   184,900   Kerry Group PLC 'A'                      2,367,425      2,739,109    0.8
                ------------------------------------------------------------------------------------------------------------------
                Oil & Gas                       849,600  +Tullow Oil PLC                           1,215,834      1,250,366    0.3
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Ireland             3,583,259      3,989,475    1.1
===================================================================================================================================
Italy           Construction & Engineering      145,000   Permasteelisa SpA                        2,836,995      2,785,279    0.8
                ------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products    465,000   Ferretti SpA                             1,147,948      1,639,465    0.4
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Italy               3,984,943      4,424,744    1.2
===================================================================================================================================
Netherlands     Distributors                    172,425   Petroplus International NV               1,951,004      2,000,871    0.6
                ------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products    498,310   Head NV (NY Registered Shares)           2,666,779      1,589,609    0.4
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in the Netherlands     4,617,783      3,590,480    1.0
===================================================================================================================================
Norway          Banks                            92,000   Gjensidige NOR Sparebank
                                                          (Capital Certificates)                   2,699,579      3,408,179    0.9
                ------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Service       93,500  +Tsakos Energy Navigation Ltd.            1,402,500      1,309,000    0.4
                ------------------------------------------------------------------------------------------------------------------
                Machinery                       214,500   Hydralift ASA                            1,974,849      1,600,682    0.4
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Norway              6,076,928      6,317,861    1.7
===================================================================================================================================
Sweden          Health Care Providers &
                Services                        394,800  +Capio AB                                 2,982,340      3,350,677    0.9
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Sweden              2,982,340      3,350,677    0.9
===================================================================================================================================
Switzerland     Building Products                 8,300   Geberit International AG (Registered
                                                          Shares)                                  2,273,059      2,342,270    0.7
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Switzerland         2,273,059      2,342,270    0.7
===================================================================================================================================
United Kingdom  Commercial Services &
                Supplies                        436,900   Nestor Healthcare Group PLC              3,385,638      3,128,379    0.9
                ------------------------------------------------------------------------------------------------------------------
                Construction Materials          155,000   RMC Group PLC                            1,617,758      1,551,090    0.4
                ------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Service      315,300  +Wood Group (John) PLC                      897,659      1,009,285    0.3
                ------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates      1,300,200   Cookson Group PLC                        1,603,580        981,038    0.3
                ------------------------------------------------------------------------------------------------------------------
                Metals & Mining               1,047,700  +Corus Group PLC                          1,339,422      1,341,488    0.4
                                              2,103,000   UK Coal PLC                              2,428,153      3,157,519    0.8
                                                                                                   ---------      ---------    ---
                                                                                                   3,767,575      4,499,007    1.2
                ------------------------------------------------------------------------------------------------------------------
                Oil & Gas                     4,389,400  +Premier Oil PLC                          1,607,735      1,471,968    0.4
                ------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals               3,357,800  +SkyePharma PLC                           3,241,817      3,250,117    0.9
                ------------------------------------------------------------------------------------------------------------------
                Specialty Retail              1,763,900   Electronics Boutique PLC                 2,101,062      3,293,673    0.9
                                                730,000  +HMV Group PLC                            2,042,832      1,774,819    0.5
                                                                                                   ---------      ---------    ---
                                                                                                   4,143,894      5,068,492    1.4
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in the
                                                          United Kingdom                          20,265,656     20,959,376    5.8
===================================================================================================================================
                                                          Total Investments in Europe             65,688,738     69,273,656   19.1
===================================================================================================================================
LATIN AMERICA
===================================================================================================================================
Brazil          Diversified Telecommunication   284,000   Tele Norte Leste Participacoes SA
                Services                                  (ADR)*                                   4,151,586      2,825,800    0.8
                ------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products         155,500   Aracruz Celulose SA (ADR)*               2,710,122      3,110,000    0.8
                ------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication      486,300   Tele Centro Oeste Celular
                Services                                  Participacoes SA (ADR)*                  2,915,043      2,154,309    0.6
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Latin America       9,776,751      8,090,109    2.2
===================================================================================================================================


                                     6 & 7

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                                                                                             Percent
                                                Shares                                                                       of Net
NORTH AMERICA Industries                         Held            Investments                        Cost          Value      Assets
===================================================================================================================================
Bermuda         Hotels, Restaurants & Leisure   148,000  +Orient Express Hotels Ltd. 'A'         $ 2,404,664   $  2,535,240    0.7%
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Bermuda             2,404,664      2,535,240    0.7
===================================================================================================================================
Canada          Health Care Providers &
                Services                        181,500  +Dynacare Inc.                            2,461,186      3,991,185    1.1
                ------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure    41,700   Four Seasons Hotels Inc.                 2,141,944      1,955,730    0.5
                ------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products         232,100   Domtar, Inc.                             2,608,391      2,708,774    0.8
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Canada              7,211,521      8,655,689    2.4
===================================================================================================================================
United States   Aerospace & Defense               9,500  +MTC Technologies, Inc.                     161,500        180,500    0.1
                ------------------------------------------------------------------------------------------------------------------
                Airlines                         64,500  +AMR Corporation                          1,178,338      1,087,470    0.3
                                                 56,600  +Continental Airlines, Inc. (Class B)     1,150,112        893,148    0.2
                                                242,500  +ExpressJet Holdings, Inc.                3,880,000      3,164,625    0.9
                                                                                                   ---------      ---------    ---
                                                                                                   6,208,450      5,145,243    1.4
                ------------------------------------------------------------------------------------------------------------------
                Auto Components                  57,000  +Lear Corporation                         1,736,985      2,636,250    0.7
                                                 61,100   Superior Industries International,
                                                          Inc.                                     2,835,903      2,818,543    0.8
                                                                                                   ---------      ---------    ---
                                                                                                   4,572,888      5,454,793    1.5
                ------------------------------------------------------------------------------------------------------------------
                Banks                            46,000   Astoria Financial Corporation            1,055,125      1,474,300    0.4
                                                141,000   Bank of Hawaii Corporation               3,275,684      3,948,000    1.1
                                                 42,000   Charter One Financial, Inc.              1,163,702      1,443,960    0.4
                                                106,800   Dime Bancorp (Warrants) (a)                 25,315         10,680    0.0
                                                 79,000   National Commerce Financial Corporation  2,259,817      2,077,700    0.6
                                                 83,000   North Fork Bancorporation                3,128,751      3,304,230    0.9
                                                130,000   Sovereign Bancorp, Inc.                  1,598,741      1,943,500    0.6
                                                 96,000   Union Planters Corporation               3,197,718      3,107,520    0.8
                                                 28,000   Zions Bancorporation                     1,492,018      1,458,520    0.4
                                                                                                  ----------     ----------    ---
                                                                                                  17,196,871     18,768,410    5.2
                ------------------------------------------------------------------------------------------------------------------
                Biotechnology                   135,100  +Celgene Corporation                      3,172,250      2,067,030    0.6
                                                 88,000  +ICOS Corporation                         3,468,049      1,491,600    0.4
                                                138,100  +Medarex, Inc.                            2,299,707      1,027,464    0.3
                                                112,900  +Protein Design Labs, Inc.                1,825,049      1,226,094    0.4
                                                218,400  +SICOR Inc.                               3,482,691      4,049,136    1.1
                                                 36,300  +Transkaryotic Therapies, Inc.            1,450,112      1,308,252    0.3
                                                                                                   ---------      ---------    ---
                                                                                                  15,697,858     11,169,576    3.1
                ------------------------------------------------------------------------------------------------------------------
                Chemicals                       121,800   Olin Corporation                         2,141,404      2,697,870    0.7
                ------------------------------------------------------------------------------------------------------------------
                Commercial Services & Supplies   83,900  +Heidrick & Struggles
                                                          International, Inc.                      1,381,723      1,671,288    0.5
                                                160,700  +Newpark Resources, Inc.                  1,346,759      1,181,145    0.3
                                                                                                   ---------      ---------    ---
                                                                                                   2,728,482      2,852,433    0.8
                ------------------------------------------------------------------------------------------------------------------
                Communications Equipment         51,200  +Advanced Fibre Communications, Inc.        837,806        846,336    0.2
                                                 99,000  +AudioCodes Ltd.                            864,247        232,650    0.1
                                                227,800  +Turnstone Systems, Inc.                  1,555,035        984,096    0.3
                                                                                                   ---------        -------    ---
                                                                                                   3,257,088      2,063,082    0.6
                ------------------------------------------------------------------------------------------------------------------
                Construction & Engineering      125,300  +Quanta Services, Inc.                    1,902,124      1,236,711    0.3
                ------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication   267,100  +American Tower Corporation (Class A)     1,882,535        921,495    0.2
                Services                        212,800  +Crown Castle International Corp.         2,079,333        836,304    0.3
                                                  6,900  +Synaptics Incorporated                      75,900         51,957    0.0
                                                                                                   ---------      ---------    ---
                                                                                                   4,037,768      1,809,756    0.5
                ------------------------------------------------------------------------------------------------------------------
                Electric Utilities              397,900  +Calpine Corporation                      4,958,907      2,797,237    0.8
                                                 33,600   DTE Energy Company                       1,301,543      1,499,904    0.4
                                                130,000   DQE, Inc.                                1,755,000      1,820,000    0.5
                                                                                                   ---------      ---------    ---
                                                                                                   8,015,450      6,117,141    1.7
                ------------------------------------------------------------------------------------------------------------------
                Electrical Equipment            101,300  +Rayovac Corporation                      1,975,350      1,877,089    0.5
                ------------------------------------------------------------------------------------------------------------------
                Electronic Equipment            101,800  +Anaren Microwave, Inc.                   1,465,939        887,696    0.3
                & Instruments                    88,700  +Benchmark Electronics, Inc.              1,665,209      2,572,300    0.7
                                                181,700  +Cree, Inc.                               2,975,227      2,394,806    0.6
                                                147,500  +Optimal Robotics Corp. (Class A)         3,145,620      1,066,425    0.3
                                                                                                   ---------      ---------    ---
                                                                                                   9,251,995      6,921,227    1.9
                ------------------------------------------------------------------------------------------------------------------
                Energy Equipment &               30,200   Diamond Offshore Drilling, Inc.          1,019,322        860,700    0.2
                Service                          87,700  +Patterson-UTI Energy, Inc.               2,378,206      2,475,771    0.7
                                                                                                   ---------      ---------    ---
                                                                                                   3,397,528      3,336,471    0.9
                ------------------------------------------------------------------------------------------------------------------
                Health Care Providers &          76,000  +Centene Corporation                      1,224,786      2,340,040    0.7
                Services                        119,700  +Humana Inc.                              1,968,529      1,870,911    0.5
                                                                                                   ---------      ---------    ---
                                                                                                   3,193,315      4,210,951    1.2
                ------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure   125,000  +AFC Enterprises, Inc.                    2,835,384      3,897,500    1.0
                                                 76,000  +Mandalay Resort Group                    1,538,160      2,095,320    0.6
                                                                                                   ---------      ---------    ---
                                                                                                   4,373,544      5,992,820    1.6
                ------------------------------------------------------------------------------------------------------------------
                IT Consulting & Services        133,900  +PayPal, Inc.                             1,821,436      2,704,780    0.7
                                                125,200  +SRA International, Inc. (Class A)        2,727,033      3,377,896    1.0
                                                 74,900  +Tanning Technology Corporation             283,281         79,394    0.0
                                                                                                   ---------      ---------    ---
                                                                                                   4,831,750      6,162,070    1.7
                ------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates         57,500   Textron, Inc.                            3,009,089      2,696,750    0.7
                ------------------------------------------------------------------------------------------------------------------
                Insurance                        40,000   Everest Re Group, Ltd.                   2,130,346      2,238,000    0.6
                ------------------------------------------------------------------------------------------------------------------
                Internet Software & Services    266,900  +Interwoven, Inc.                         2,236,274        811,376    0.2
                ------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products    139,000  +Take-Two Interactive Software, Inc.      1,921,053      2,859,230    0.8
                ------------------------------------------------------------------------------------------------------------------
                Machinery                        34,200   Cummins Engine Company, Inc.             1,228,378      1,132,020    0.3
                                                122,000  +Flowserve Corporation                    2,905,922      3,635,600    1.0
                                                 27,000  +SPX Corporation                          2,777,324      3,172,500    0.9
                                                                                                   ---------      ---------    ---
                                                                                                   6,911,624      7,940,120    2.2
                ------------------------------------------------------------------------------------------------------------------
                Marine                           33,800   Teekay Shipping Corporation              1,280,719      1,247,558    0.3
                ------------------------------------------------------------------------------------------------------------------


                                    8 & 9

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                                                                                                                             Percent
NORTH AMERICA                                  Shares                                                                        of Net
(concluded)     Industries                      Held             Investments                         Cost          Value     Assets
===================================================================================================================================
United States   Media                            48,800   A.H. Belo Corporation (Class A)        $   816,422   $  1,103,368    0.3%
(concluded)                                      48,300  +Catalina Marketing Corporation           1,619,722      1,363,026    0.4
                                                135,800  +Emmis Communications Corporation
                                                          (Class A)                                2,564,108      2,876,244    0.8
                                                406,600  +Penton Media, Inc.                       2,754,349        874,190    0.2
                                                124,000  +Regal Entertainment Group (Class A)      2,572,398      2,891,680    0.8
                                                                                                 -----------   ------------    ---
                                                                                                  10,326,999      9,108,508    2.5
                ------------------------------------------------------------------------------------------------------------------
                Metals & Mining                  50,100   Newmont Mining Corporation               1,209,360      1,319,133    0.4
                ------------------------------------------------------------------------------------------------------------------
                Multi-Utilities &                62,400   Vectren Corporation                      1,327,152      1,566,240    0.4
                Unregulated Power
                ------------------------------------------------------------------------------------------------------------------
                Oil & Gas                       262,100  +Chesapeake Energy Corporation            1,832,105      1,887,120    0.5
                ------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products         136,200   P.H. Glatfelter Company                  2,433,662      2,560,560    0.7
                ------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals                 213,900  +SFBC International, Inc.                 3,875,675      3,587,103    1.0
                ------------------------------------------------------------------------------------------------------------------
                Road & Rail                      27,800  +Arkansas Best Corporation                  437,302        707,510    0.2
                                                 31,379  +Heartland Express, Inc.                    611,906        750,586    0.2
                                                 36,100   Roadway Express, Inc.                      844,302      1,297,073    0.4
                                                                                                 -----------   ------------    ---
                                                                                                   1,893,510      2,755,169    0.8
                ------------------------------------------------------------------------------------------------------------------
                Semiconductor Equipment &        74,900  +ANADIGICS, Inc.                          1,435,503        611,933    0.2
                Products                         54,200  +Exar Corporation                         1,181,021      1,068,282    0.3
                                                116,381  +TriQuint Semiconductor, Inc.             1,939,636        746,002    0.2
                                                                                                 -----------   ------------    ---
                                                                                                   4,556,160      2,426,217    0.7
                ------------------------------------------------------------------------------------------------------------------
                Specialty Retail                160,000  +Abercrombie & Fitch Co. (Class A)        3,556,780      3,859,200    1.1
                                                  5,700  +Aeropostale, Inc.                          102,600        156,009    0.0
                                                 75,600  +GameStop Corporation                     1,391,362      1,586,844    0.4
                                                127,000  +Hot Topic, Inc.                          2,803,214      3,390,900    1.0
                                                173,000   The Limited, Inc.                        2,652,340      3,684,900    1.0
                                                                                                 -----------   ------------    ---
                                                                                                  10,506,296     12,677,853    3.5
                ------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel &             128,000  +Polo Ralph Lauren Corporation            3,521,781      2,867,200    0.8
                Luxury Goods
                ------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication       30,200  +Price Communications Corporation           594,940        483,200    0.1
                Services                        217,400  +Triton PCS Holdings, Inc. (Class A)      2,103,722        847,860    0.3
                                                                                                 -----------   ------------    ---
                                                                                                   2,698,662      1,331,060    0.4
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in the United States 154,613,832    145,875,340   40.2
===================================================================================================================================
                                                          Total Investments in North America     164,230,017    157,066,269   43.3
===================================================================================================================================
PACIFIC BASIN
===================================================================================================================================
Australia       Containers & Packaging          411,600   Amcor Limited                            1,876,618      1,904,035    0.5
                ------------------------------------------------------------------------------------------------------------------
                Metals & Mining               2,420,000  +Lihir Gold Limited                       1,837,178      1,820,508    0.5
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Australia           3,713,796      3,724,543    1.0
===================================================================================================================================
China           Automobiles                      49,800   Brilliance China Automotive Holdings
                                                          Limited (ADR)*                           1,129,479        712,140    0.2
                                              5,744,000   Qingling Motor Company 'H'                 583,925        795,323    0.2
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in China               1,713,404      1,507,463    0.4
===================================================================================================================================
Hong Kong       Airlines                      4,256,000   China Southern Airlines Company
                                                          Limited 'H'                              1,698,821      1,732,410    0.5
                ------------------------------------------------------------------------------------------------------------------
                Chemicals                    17,386,200  +Sinopec Shanghai Petrochemical
                                                          Company Limited                          2,413,818      2,585,640    0.7
                ------------------------------------------------------------------------------------------------------------------
                Commercial Services             892,000   Travelsky Technology Limited 'H'           704,494        611,821    0.2
                & Supplies
                ------------------------------------------------------------------------------------------------------------------
                Food Products                 5,600,000   Euro-Asia Agricultural (Holdings)
                                                          Company Limited                          1,266,231      1,687,180    0.4
                ------------------------------------------------------------------------------------------------------------------
                Gas Utilities                 7,135,700   Wah Sang Gas Holdings Limited            1,130,632      1,143,542    0.3
                ------------------------------------------------------------------------------------------------------------------
                Media                           785,800  +Clear Media Limited                        547,869        533,941    0.2
                                              4,400,000  +MediaNation Inc.                         1,467,050        564,103    0.1
                                                                                                 -----------   ------------    ---
                                                                                                   2,014,919      1,098,044    0.3
                ------------------------------------------------------------------------------------------------------------------
                Real Estate                  13,182,000   China Resources Beijing Land Limited     2,663,585      2,501,200    0.7
                ------------------------------------------------------------------------------------------------------------------
                Semiconductor Equipment         681,500   ASM Pacific Technology Limited           1,518,588      1,498,426    0.4
                & Products
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Hong Kong          13,411,088     12,858,263    3.5
===================================================================================================================================
India           Banks                           204,500   HDFC Bank Ltd. (ADR)*                    2,886,933      2,638,050    0.7
                                                203,775   ICICI Bank Limited (ADR)*                1,302,261      1,426,425    0.4
                                                                                                 -----------   ------------    ---
                                                                                                   4,189,194      4,064,475    1.1
                ------------------------------------------------------------------------------------------------------------------
                Chemicals                        86,950  +Reliance Industries Ltd. (GDR)**         1,231,053        959,224    0.3
                ------------------------------------------------------------------------------------------------------------------
                Construction Materials           26,300   Gujarat Ambuja Cements Limited (GDR)**     127,555        105,200    0.0
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in India               5,547,802      5,128,899    1.4
===================================================================================================================================
Indonesia       Food Products                10,893,000   PT Indofood Sukses Makmur Tbk            1,501,383      1,343,966    0.4
                ------------------------------------------------------------------------------------------------------------------
                Tobacco                       3,423,500   PT Hanjaya Mandala Sampoerna Tbk           843,847      1,610,966    0.4
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Indonesia           2,345,230      2,954,932    0.8
===================================================================================================================================
Japan           Auto Components                 218,000   Stanley Electric Co., Ltd.               1,798,512      2,328,049    0.6
                ------------------------------------------------------------------------------------------------------------------
                Beverages                        69,000   ITO EN, Ltd.                             2,489,709      2,613,549    0.7
                                                203,000   Kirin Brewery Company, Ltd.              1,402,358      1,422,660    0.4
                                                                                                 -----------   ------------    ---
                                                                                                   3,892,067      4,036,209    1.1
                ------------------------------------------------------------------------------------------------------------------
                Chemicals                     1,190,000   Nippon Paint Co., Ltd.                   2,738,262      2,889,121    0.8
                                                660,000   Nippon Shokubai Co., Ltd.                2,884,151      3,314,867    0.9
                                                                                                 -----------   ------------    ---
                                                                                                   5,622,413      6,203,988    1.7
                ------------------------------------------------------------------------------------------------------------------
                Construction & Engineering      284,000   Okumura Corporation                      1,237,823        890,906    0.3
                ------------------------------------------------------------------------------------------------------------------
                Distributors                    134,300   IMPACT 21 Co., Ltd.                      1,486,559      1,476,785    0.4
                ------------------------------------------------------------------------------------------------------------------
                Diversified Financials        1,250,000  +Shinko Securities Co., Ltd.              2,439,480      2,377,774    0.6
                                                     35   Sparx Asset Management Co., Ltd.         1,104,517        849,741    0.3
                                                                                                 -----------   ------------    ---
                                                                                                   3,543,997      3,227,515    0.9
----------------------------------------------------------------------------------------------------------------------------------


                                    10 & 11

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                                                                                                                             Percent
PACIFIC BASIN                                  Shares                                                                        of Net
(concluded)     Industries                      Held             Investments                          Cost          Value    Assets
===================================================================================================================================
Japan           Electronic Equipment            491,800   Kinseki Limited                        $ 2,912,565   $  2,954,247    0.8%
(concluded)     & Instruments
                ------------------------------------------------------------------------------------------------------------------
                Health Care Equipment           163,000   Nipro Corporation                        2,540,393      2,664,083    0.7
                & Supplies
                ------------------------------------------------------------------------------------------------------------------
                Health Care Providers &
                Services                        137,800   Suzuken Co., Ltd.                        2,970,958      3,224,837    0.9
                ------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure     7,000   Starbucks Coffee Japan, Ltd.             1,861,107      1,798,765    0.5
                ------------------------------------------------------------------------------------------------------------------
                IT Consulting & Services        340,600   Nihon Unisys, Ltd.                       2,618,138      2,762,082    0.8
                ------------------------------------------------------------------------------------------------------------------
                Leisure Equipment & Products    130,000   Aruze Corporation                        4,102,019      3,015,184    0.8
                ------------------------------------------------------------------------------------------------------------------
                Machinery                        32,200   Union Tool Co.                           1,612,217      1,442,633    0.4
                ------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals                  72,000   Kissei Pharmaceutical Co., Ltd.            994,817        904,055    0.2
                                                270,000   Rohto Pharmaceutical Co., Ltd.           2,160,756      2,106,207    0.6
                                                                                                 -----------   ------------    ---
                                                                                                   3,155,573      3,010,262    0.8
                ------------------------------------------------------------------------------------------------------------------
                Real Estate                         430   Office Building Fund of Japan            1,829,475      1,987,485    0.6
                ------------------------------------------------------------------------------------------------------------------
                Software                        103,000   Capcom Company, Ltd.                     2,939,755      2,663,941    0.7
                ------------------------------------------------------------------------------------------------------------------
                Specialty Retail                    621   Kyoto Kimono Yuzen Co., Ltd.             2,275,925      1,999,883    0.5
                                                 32,400   Yamada Denki                             2,864,770      2,838,311    0.8
                                                                                                 -----------   ------------    ---
                                                                                                   5,140,695      4,838,194    1.3
                ------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel & Luxury      410,000   Gunze Limited                            1,442,543      1,744,535    0.5
                Goods                           106,000   Tokyo Style Co., Ltd.                    1,208,416        968,380    0.3
                                                                                                 -----------   ------------    ---
                                                                                                   2,650,959      2,712,915    0.8
                ------------------------------------------------------------------------------------------------------------------
                Transportation Infrastructure   195,100   Japan Airport Terminal Co., Ltd.         1,721,564      1,445,426    0.4
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Japan              53,636,789     52,683,506   14.5
===================================================================================================================================
New Zealand     Paper & Forest Products       2,590,100   Carter Holt Harvey Limited               2,566,757      2,490,863    0.7
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in New Zealand         2,566,757      2,490,863    0.7
===================================================================================================================================
Philippines     Diversified Telecommunication   160,900  +Philippine Long Distance Telephone
                Services                                  Company                                  1,776,943      1,182,971    0.3
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in the Philippines     1,776,943      1,182,971    0.3
===================================================================================================================================
South Korea     Banks                           422,192   Hana Bank                                3,929,986      6,036,328    1.7
                ------------------------------------------------------------------------------------------------------------------
                Diversified Financials          315,000   Seoul Securities Co., Ltd.               1,493,984      1,204,489    0.3
                                                404,730   Shinhan Financial Group Co., Ltd.        4,190,807      5,719,377    1.6
                                                                                                 -----------   ------------    ---
                                                                                                   5,684,791      6,923,866    1.9
                ------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure    11,000   Kangwon Land Inc.                        1,218,461      1,467,581    0.4
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in South Korea        10,833,238     14,427,775    4.0
===================================================================================================================================
Taiwan          Diversified Financials        3,591,000  +Masterlink Securities Corp.              1,499,422      1,338,161    0.4
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Taiwan              1,499,422      1,338,161    0.4
===================================================================================================================================
Thailand        Metals & Mining               1,538,900   Banpu Public Company Limited             1,590,200      1,482,206    0.5
                ------------------------------------------------------------------------------------------------------------------
                                                          Total Investments in Thailand            1,590,200      1,482,206    0.5
===================================================================================================================================
                                                          Total Investments in the Pacific Basin  98,634,669     99,779,582   27.5
===================================================================================================================================
SHORT-TERM                                     Face
SECURITIES                                    Amount                Issue
===================================================================================================================================
                Commercial Paper***         $14,543,000     General Motors Acceptance Corp.,
                                                            2.10% due 7/01/2002                   14,541,303     14,541,303     4.0
                ------------------------------------------------------------------------------------------------------------------
                                                            Total Investments in Short-Term
                                                            Securities                            14,541,303     14,541,303     4.0
===================================================================================================================================
                Total Investments                                                               $352,871,478    348,750,919    96.1
                                                                                                ============
                Other Assets Less Liabilities                                                                    14,238,517     3.9
                                                                                                               ------------   -----
                Net Assets                                                                                     $362,989,436   100.0%
                                                                                                               ============   =====
===================================================================================================================================

  +   Non-income producing security.
  *   American Depositary Receipts (ADR).
 **   Global Depositary Receipts (GDR).
*** Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
(a) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

      See Notes to Financial Statements.


                                    12 & 13

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

STATEMENT OF ASSETS AND LIABILITIES

               As of June 30, 2002
================================================================================================================================
Assets:        Investments, at value (including securities loaned of $22,038,358)
                (identified cost--$352,871,478) .................................................                 $ 348,750,919
               Investments held as collateral for loaned securities, at value ...................                    22,721,450
               Cash .............................................................................                           222
               Foreign cash (cost--$10,017,004) .................................................                    10,297,667
               Receivables:
                 Securities sold ................................................................  $  6,115,553
                 Dividends ......................................................................     1,765,783
                 Capital shares sold ............................................................     1,134,065
                 Loaned securities ..............................................................        23,473       9,038,874
                                                                                                   ------------
               Prepaid registration fees and other assets .......................................                        49,170
                                                                                                                  -------------
               Total assets .....................................................................                   390,858,302
                                                                                                                  -------------
===============================================================================================================================
Liabilities:   Collateral on securities loaned, at value ........................................                    22,721,450
               Payables:
                 Securities purchased ...........................................................     3,804,809
                 Capital shares redeemed ........................................................       718,805
                 Investment adviser .............................................................       241,506
                 Distributor ....................................................................       169,418       4,934,538
                                                                                                   ------------
               Accrued expenses .................................................................                       212,878
                                                                                                                  -------------
               Total liabilities ................................................................                    27,868,866
                                                                                                                  -------------
===============================================================================================================================
Net Assets:    Net assets .......................................................................                 $ 362,989,436
                                                                                                                  =============
===============================================================================================================================
Net Assets     Class A Common Stock, $.10 par value, 100,000,000 shares authorized ..............                 $     568,148
Consist of:    Class B Common Stock, $.10 par value, 100,000,000 shares authorized ..............                       778,551
               Class C Common Stock, $.10 par value, 100,000,000 shares authorized ..............                       462,490
               Class D Common Stock, $.10 par value, 100,000,000 shares authorized ..............                       421,825
               Paid-in capital in excess of par .................................................                   389,344,473
               Undistributed investment income--net .............................................  $      1,618
               Accumulated realized capital losses on investments and foreign currency
                transactions--net ...............................................................   (24,826,846)
               Unrealized depreciation on investments and foreign currency transactions--net ....    (3,760,823)
                                                                                                   ------------
               Total accumulated losses--net ....................................................                   (28,586,051)
                                                                                                                  -------------
               Net assets .......................................................................                 $ 362,989,436
                                                                                                                  =============
===============================================================================================================================
Net Asset      Class A--Based on net assets of $94,017,674 and 5,681,477 shares outstanding .....                 $       16.55
Value:                                                                                                            =============
               Class B--Based on net assets of $125,894,738 and 7,785,510 shares outstanding ....                 $       16.17
                                                                                                                  =============
               Class C--Based on net assets of $73,731,482 and 4,624,896 shares outstanding .....                 $       15.94
                                                                                                                  =============
               Class D--Based on net assets of $69,345,542 and 4,218,250 shares outstanding .....                 $       16.44
                                                                                                                  =============
===============================================================================================================================

               See Notes to Financial Statements.

STATEMENT OF OPERATIONS

             For the Year Ended June 30, 2002
================================================================================================================================

Investment   Dividends (net of $564,344 foreign withholding tax) ................................                  $  4,370,667
Income:      Interest ...........................................................................                       523,594
             Securities lending--net ............................................................                       109,194
                                                                                                                   ------------
             Total income .......................................................................                     5,003,455
                                                                                                                   ------------
================================================================================================================================
Expenses:    Investment advisory fees ...........................................................  $  2,598,173
             Account maintenance and distribution fees--Class B .................................     1,184,678
             Account maintenance and distribution fees--Class C .................................       514,927
             Transfer agent fees--Class B .......................................................       263,626
             Custodian fees .....................................................................       171,946
             Accounting services ................................................................       161,887
             Account maintenance fees--Class D ..................................................       152,295
             Transfer agent fees--Class A .......................................................       142,733
             Transfer agent fees--Class C .......................................................       118,668
             Transfer agent fees--Class D .......................................................       116,338
             Professional fees ..................................................................        90,595
             Printing and shareholder reports ...................................................        81,412
             Registration fees ..................................................................        76,895
             Directors' fees and expenses .......................................................        50,420
             Pricing fees .......................................................................         8,192
             Other ..............................................................................        30,247
                                                                                                   ------------
             Total expenses .....................................................................                     5,763,032
                                                                                                                   ------------
             Investment loss--net ...............................................................                      (759,577)
                                                                                                                   ------------
================================================================================================================================
Realized &   Realized gain (loss) from:
Unrealized     Investments--net .................................................................    (7,744,277)
Gain (Loss)    Foreign currency transactions--net ...............................................        59,657      (7,684,620)
on                                                                                                 ------------
Investments  Change in unrealized appreciation/depreciation on:
& Foreign      Investments--net .................................................................   (22,552,800)
Currency       Foreign currency transactions--net ...............................................       495,418     (22,057,382)
Tranactions                                                                                        ------------    ------------
--Net:       Total realized and unrealized loss on investments and foreign currency
               transactions--net ................................................................                   (29,742,002)
                                                                                                                   ------------
             Net Decrease in Net Assets Resulting from Operations ...............................                  $(30,501,579)
                                                                                                                   ============
================================================================================================================================
             See Notes to Financial Statements.


                                    14 & 15

STATEMENTS OF CHANGES IN NET ASSETS                                          Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

                                                                                                            For the Year Ended
                                                                                                           --------------------
                                                                                                                June 30,
                   Increase (Decrease) in Net Assets:                                                      2002            2001
====================================================================================================================================
Operations:        Investment loss--net ...........................................................  $    (759,577)   $    (653,231)
                   Realized loss on investments and foreign currency transactions--net ............     (7,684,620)      (9,877,671)
                   Change in unrealized appreciation/depreciation on investments and foreign
                     currency transactions--net ...................................................    (22,057,382)      (2,193,786)
                                                                                                     -------------    -------------
                   Net decrease in net assets resulting from operations ...........................    (30,501,579)     (12,724,688)
                                                                                                     -------------    -------------
====================================================================================================================================
Dividends &        Investment income--net:
Distributions to     Class A ......................................................................     (1,491,909)              --
Shareholders:        Class B ......................................................................     (1,411,903)              --
                     Class C ......................................................................       (589,281)              --
                     Class D ......................................................................     (1,088,500)              --
                   Realized gain on investments--net:
                     Class A ......................................................................        (60,558)      (1,964,819)
                     Class B ......................................................................       (106,728)      (3,639,326)
                     Class C ......................................................................        (37,227)      (1,027,008)
                     Class D ......................................................................        (47,978)      (1,137,592)
                   In excess of realized gain on investments--net:
                     Class A ......................................................................             --         (461,017)
                     Class B ......................................................................             --         (853,916)
                     Class C ......................................................................             --         (240,973)
                     Class D ......................................................................             --         (266,920)
                                                                                                     -------------    -------------
                   Net decrease in net assets resulting from dividends and distributions
                   to shareholders ................................................................     (4,834,084)      (9,591,571)
                                                                                                     -------------    -------------
====================================================================================================================================
Capital Share      Net increase in net assets derived from capital share transactions .............    101,711,232      136,499,377
Transactions:                                                                                        -------------    -------------
====================================================================================================================================
Net Assets:        Total increase in net assets ...................................................     66,375,569      114,183,118
                   Beginning of year ..............................................................    296,613,867      182,430,749
                                                                                                     -------------    -------------
                   End of year* ...................................................................  $ 362,989,436    $ 296,613,867
                                                                                                     =============    =============
====================================================================================================================================
                   *Undistributed investment income--net ..........................................  $       1,618    $   4,476,360
                                                                                                     =============    =============
====================================================================================================================================

       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                     Class A
                   The following per share data and ratios have been derived  --------------------------------------------------
                   from information provided in the financial statements.                   For the Year Ended June 30,
                                                                              --------------------------------------------------
                   Increase (Decrease) in Net Asset Value:                      2002       2001      2000      1999      1998
================================================================================================================================
Per Share          Net asset value, beginning of year .....................   $  18.33   $  19.84   $ 10.46   $  9.45   $  10.69
Operating                                                                     --------   --------   -------   -------   --------
Performance:       Investment income (loss)--net+ .........................        .07        .08       .02      (.06)      (.01)
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net .................      (1.46)      (.77)     9.36      1.26       (.81)
                                                                              --------   --------   -------   -------   --------
                   Total from investment operations .......................      (1.39)      (.69)     9.38      1.20       (.82)
                                                                              --------   --------   -------   -------   --------
                   Less dividends and distributions:
                     Investment income--net ...............................       (.37)        --        --      (.19)        --
                     Realized gain on investments--net ....................       (.02)      (.66)       --        --         --
                     In excess of realized gain on investments--net .......         --       (.16)       --        --       (.42)
                                                                              --------   --------   -------   -------   --------
                   Total dividends and distributions ......................       (.39)      (.82)       --      (.19)      (.42)
                                                                              --------   --------   -------   -------   --------
                   Net asset value, end of year ...........................   $  16.55   $  18.33   $ 19.84   $ 10.46   $   9.45
                                                                              ========   ========   =======   =======   ========
================================================================================================================================
Total Investment   Based on net asset value per share .....................     (7.73%)    (3.60%)   89.67%    13.24%     (7.15%)
Return:*                                                                      ========   ========   =======   =======   ========
================================================================================================================================
Ratios to          Expenses ...............................................      1.26%      1.28%     1.32%     2.10%      1.63%
Average                                                                       ========   ========   =======   =======   ========
Net Assets:        Investment income (loss)--net ..........................       .40%       .42%      .12%     (.68%)     (.15%)
                                                                              ========   ========   =======   =======   ========
================================================================================================================================
Supplemental       Net assets, end of year (in thousands) .................   $ 94,018   $ 71,194   $38,039   $ 4,239   $  4,376
Data:                                                                         ========   ========   =======   =======   ========
                   Portfolio turnover .....................................    138.22%    179.58%   215.09%   228.19%     52.73%
                                                                              ========   ========   =======   =======   ========
================================================================================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.


                                    16 & 17

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

                                                                                                     Class B
                   The following per share data and ratios have been derived  --------------------------------------------------
                   from information provided in the financial statements.                   For the Year Ended June 30,
                                                                              --------------------------------------------------
                   Increase (Decrease) in Net Asset Value:                       2002       2001      2000      1999       1998
================================================================================================================================
Per Share          Net asset value, beginning of year .....................   $  17.93   $  19.51   $ 10.39   $  9.28   $  10.54
Operating                                                                     --------   --------   -------   -------   --------
Performance:       Investment loss--net+ ..................................       (.12)      (.12)     (.19)     (.15)      (.12)
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net .................      (1.42)      (.75)     9.31      1.26       (.78)
                                                                              --------   --------   -------   -------   --------
                   Total from investment operations .......................      (1.54)      (.87)     9.12      1.11       (.90)
                                                                              --------   --------   -------   -------   --------
                   Less dividends and distributions:
                     Investment income--net ...............................       (.20)        --        --        --++       --
                     Realized gain on investments--net ....................       (.02)      (.58)       --        --         --
                     In excess of realized gain on investments--net .......         --       (.13)       --        --       (.36)
                                                                              --------   --------   -------   -------   --------
                   Total dividends and distributions ......................       (.22)      (.71)       --        --       (.36)
                                                                              --------   --------   -------   -------   --------
                   Net asset value, end of year ...........................   $  16.17   $  17.93   $ 19.51   $ 10.39   $   9.28
                                                                              ========   ========   =======   =======   ========
================================================================================================================================
Total Investment   Based on net asset value per share .....................     (8.70%)    (4.57%)   87.78%    12.01%     (8.15%)
Return:*                                                                      ========   ========   =======   =======   ========
================================================================================================================================
Ratios to          Expenses ...............................................      2.29%      2.30%     2.43%     3.16%      2.67%
Average                                                                       ========   ========   =======   =======   ========
Net Assets:        Investment loss--net ...................................      (.71%)     (.64%)   (1.16%)   (1.74%)    (1.25%)
                                                                              ========   ========   =======   =======   ========
================================================================================================================================
Supplemental       Net assets, end of year (in thousands) .................   $125,895   $127,867   $97,975   $34,320   $ 57,424
Data:                                                                         ========   ========   =======   =======   ========
                   Portfolio turnover .....................................    138.22%    179.58%   215.09%   228.19%     52.73%
                                                                              ========   ========   =======   =======   ========
================================================================================================================================

 *    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Amount is less than $.01 per share.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

                                                                                                     Class C
                   The following per share data and ratios have been derived  --------------------------------------------------
                   from information provided in the financial statements.                   For the Year Ended June 30,
                                                                              --------------------------------------------------
                   Increase (Decrease) in Net Asset Value:                       2002       2001      2000      1999       1998
================================================================================================================================
Per Share          Net asset value, beginning of year .....................   $  17.72   $  19.34   $ 10.30   $  9.25   $  10.52
Operating                                                                     --------   --------   -------   -------   --------
Performance:       Investment loss--net+ ..................................       (.09)      (.11)     (.15)     (.15)      (.12)
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net .................      (1.43)      (.75)     9.19      1.25       (.79)
                                                                              --------   --------   -------   -------   --------
                   Total from investment operations .......................      (1.52)      (.86)     9.04      1.10       (.91)
                                                                              --------   --------   -------   -------   --------
                   Less dividends and distributions:
                     Investment income--net ...............................       (.24)        --        --      (.05)        --
                     Realized gain on investments--net ....................       (.02)      (.62)       --        --         --
                     In excess of realized gain on investments--net .......         --       (.14)       --        --       (.36)
                                                                              --------   --------   -------   -------   --------
                   Total dividends and distributions ......................       (.26)      (.76)       --      (.05)      (.36)
                                                                              --------   --------   -------   -------   --------
                   Net asset value, end of year ...........................   $  15.94   $  17.72   $ 19.34   $ 10.30   $   9.25
                                                                              ========   ========   =======   =======   ========
================================================================================================================================
Total Investment   Based on net asset value per share .....................     (8.71%)    (4.57%)   87.77%    12.08%     (8.19%)
Return:*                                                                      ========   ========   =======   =======   ========
================================================================================================================================
Ratios to          Expenses ...............................................      2.30%      2.32%     2.35%     3.17%      2.69%
Average                                                                       ========   ========   =======   =======   ========
Net Assets:        Investment loss--net ...................................      (.57%)     (.61%)    (.89%)   (1.76%)    (1.23%)
                                                                              ========   ========   =======   =======   ========
================================================================================================================================
Supplemental       Net assets, end of year (in thousands) .................   $ 73,731   $ 41,920   $19,511   $ 2,623   $  4,312
Data:                                                                         ========   ========   =======   =======   ========
                   Portfolio turnover .....................................    138.22%    179.58%   215.09%   228.19%     52.73%
                                                                              ========   ========   =======   =======   ========
================================================================================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.


                                    18 & 19

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                     Class D
                   The following per share data and ratios have been derived  --------------------------------------------------
                   from information provided in the financial statements.                   For the Year Ended June 30,
                                                                              --------------------------------------------------
                   Increase (Decrease) in Net Asset Value:                       2002       2001      2000      1999       1998
================================================================================================================================
Per Share          Net asset value, beginning of year .....................   $  18.23   $  19.76   $ 10.44   $  9.41   $  10.66
Operating                                                                     --------   --------   -------   -------   --------
Performance:       Investment income (loss)--net+ .........................        .02        .03      (.05)     (.08)      (.05)
                   Realized and unrealized gain (loss) on investments
                   and foreign currency transactions--net .................      (1.45)      (.77)     9.37      1.25       (.79)
                                                                              --------   --------   -------   -------   --------
                   Total from investment operations .......................      (1.43)      (.74)     9.32      1.17       (.84)
                                                                              --------   --------   -------   -------   --------
                   Less dividends and distributions:
                     Investment income--net ...............................       (.34)        --        --      (.14)        --
                     Realized gain on investments--net ....................       (.02)      (.64)       --        --         --
                     In excess of realized gain on investments--net .......         --       (.15)       --        --       (.41)
                                                                              --------   --------   -------   -------   --------
                   Total dividends and distributions ......................       (.36)      (.79)       --      (.14)      (.41)
                                                                              --------   --------   -------   -------   --------
                   Net asset value, end of year ...........................   $  16.44   $  18.23   $ 19.76   $ 10.44   $   9.41
                                                                              ========   ========   =======   =======   ========
================================================================================================================================
Total Investment   Based on net asset value per share .....................     (7.98%)    (3.83%)   89.27%    12.91%     (7.43%)
Return:*                                                                      ========   ========   =======   =======   ========
================================================================================================================================
Ratios to          Expenses ...............................................      1.51%      1.54%     1.64%     2.36%      1.88%
Average                                                                       ========   ========   =======   =======   ========
Net Assets:        Investment income (loss)--net ..........................       .12%       .16%     (.32%)    (.92%)     (.46%)
                                                                              ========   ========   =======   =======   ========
================================================================================================================================
Supplemental       Net assets, end of year (in thousands) .................   $ 69,345   $ 55,633   $26,906   $ 7,202   $ 11,026
Data:                                                                         ========   ========   =======   =======   ========
                   Portfolio turnover .....................................    138.22%    179.58%   215.09%   228.19%     52.73%
                                                                              ========   ========   =======   =======   ========
================================================================================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Global SmallCap Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Repurchase agreements--The Fund invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.


                                    20 & 21

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Options--The Fund is authorized to purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest is recognized on the accrual basis.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for foreign currency transactions.

(i) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(j) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $59,658 have been reclassified between accumulated net realized capital losses and undistributed net investment income, $806,770 has been reclassified between paid-in capital in excess of par and undistributed net investment income and $11 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of ..85%, on an annual basis, of the average daily net assets of the Fund. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K., Ltd. ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLIM pays MLAM U.K. a fee in an amount to be determined from time to time by MLIM and MLAM U.K. but in no event in excess of the amount that MLIM actually receives. For the year ended June 30, 2002, MLIM paid MLAM U.K. a fee of $166,052 pursuant to such Agreement.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                  Account         Distribution
                                              Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class B ..................................         .25%               .75%
Class C ..................................         .25%               .75%
Class D ..................................         .25%                --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended June 30, 2002, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                               FAMD         MLPF&S
--------------------------------------------------------------------------------
Class A................................       $   283      $  4,426
Class D................................       $18,279      $243,619
--------------------------------------------------------------------------------

                                    22 & 23

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

For the year ended June 30, 2002, MLPF&S received contingent deferred sales charges of $194,309 and $23,319 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $287 and $625 relating to transactions subject to front-end sales charge waivers in Class A and Class D Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of June 30, 2002, the Fund lent securities with a value of $2,161,194 to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by MLIM or its affiliates. As of June 30, 2002, cash collateral of $6,828,955 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $15,892,495 was invested in the Merrill Lynch Premier Institutional Fund. For the year ended June 30, 2002, QA Advisors received $40,216 in securities lending agent fees.

In addition, MLPF&S received $164,991 in commissions on the execution of portfolio security transactions for the Fund for the year ended June 30, 2002.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended June 30, 2002, the Fund reimbursed MLIM $20,400 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, MLAM U.K., FAMD, FDS and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2002 were $470,802,426 and $386,319,095, respectively.

Net realized gains (losses) for the year ended June 30, 2002 and net unrealized gains (losses) as of June 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                                     Realized       Unrealized
                                                  Gains (Losses)  Gains (Losses)
--------------------------------------------------------------------------------
Investments:
     Long-term ...............................     $(3,238,846)     $(4,120,559)
     Short-term ..............................           8,355               --
     Financial futures contracts .............      (4,513,786)              --
                                                   -----------      -----------
Total investments ............................      (7,744,277)      (4,120,559)
                                                   -----------      -----------
Currency transactions:
     Forward foreign exchange
     contracts ...............................         795,493               --
     Foreign currency transactions ...........        (735,836)         359,736
                                                   -----------      -----------
Total currency transactions ..................          59,657          359,736
                                                   -----------      -----------
Total ........................................     $(7,684,620)     $(3,760,823)
                                                   ===========      ===========
--------------------------------------------------------------------------------

As of June 30, 2002, net unrealized depreciation for Federal income tax purposes aggregated $5,539,742, of which $33,763,185 related to appreciated securities and $39,302,927 related to depreciated securities. The aggregate cost of investments at June 30, 2002 for Federal income tax purposes was $354,290,661.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $101,711,232 and $136,499,377 for the years ended June 30, 2002 and June 30,
2001, respectively. Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended June 30, 2002                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        3,729,291        $ 64,191,268
Shares issued to shareholders in
reinvestment of dividends &
distributions ............................           83,535           1,466,874
                                                 ----------        ------------
Total issued .............................        3,812,826          65,658,142
Shares redeemed ..........................       (2,015,746)        (33,787,864)
                                                 ----------        ------------
Net increase .............................        1,797,080        $ 31,870,278
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended June 30, 2001                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        3,180,033        $ 61,385,118
Shares issued to shareholders in
reinvestment of distributions ............          124,677           2,314,020
                                                 ----------        ------------
Total issued .............................        3,304,710          63,699,138
Shares redeemed ..........................       (1,337,861)        (25,060,569)
                                                 ----------        ------------
Net increase .............................        1,966,849        $ 38,638,569
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended June 30, 2002                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        2,634,647        $ 44,393,972
Shares issued to shareholders in
reinvestment of dividends &
distributions ............................           70,168           1,215,315
                                                 ----------        ------------
Total issued .............................        2,704,815          45,609,287
Automatic conversion of shares ...........         (383,385)         (6,370,651)
Shares redeemed ..........................       (1,669,131)        (27,551,123)
                                                 ----------        ------------
Net increase .............................          652,299        $ 11,687,513
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended June 30, 2001                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        3,366,404        $ 64,845,730
Shares issued to shareholders in
reinvestment of distributions ............          193,831           3,537,415
                                                 ----------        ------------
Total issued .............................        3,560,235          68,383,145
Automatic conversion of shares ...........         (215,666)         (4,100,733)
Shares redeemed ..........................       (1,233,714)        (22,836,756)
                                                 ----------        ------------
Net increase .............................        2,110,855        $ 41,445,656
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended June 30, 2002                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        2,909,475        $ 48,587,928
Shares issued to shareholders in
reinvestment of dividends &
distributions ............................           33,257             568,034
                                                 ----------        ------------
Total issued .............................        2,942,732          49,155,962
Shares redeemed ..........................         (683,843)        (11,187,023)
                                                 ----------        ------------
Net increase .............................        2,258,889        $ 37,968,939
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended June 30, 2001                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,693,145        $ 31,930,066
Shares issued to shareholders in
reinvestment of distributions ............           63,787           1,150,709
                                                 ----------        ------------
Total issued .............................        1,756,932          33,080,775
Shares redeemed ..........................         (399,680)         (7,266,241)
                                                 ----------        ------------
Net increase .............................        1,357,252        $ 25,814,534
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended June 30, 2002                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,596,249        $ 27,424,917
Automatic conversion of shares ...........          378,514           6,370,651
Shares issued to shareholders in
reinvestment of dividends &
distributions ............................           57,834           1,010,951
                                                 ----------        ------------
Total issued .............................        2,032,597          34,806,519
Shares redeemed ..........................         (866,795)        (14,622,017)
                                                 ----------        ------------
Net increase .............................        1,165,802        $ 20,184,502
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended June 30, 2001                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,892,430        $ 34,457,956
Automatic conversion of shares ...........          212,545           4,100,733
Shares issued to shareholders in
reinvestment of distributions ............           63,598           1,175,286
                                                 ----------        ------------
Total issued .............................        2,168,573          39,733,975
Shares redeemed ..........................         (478,073)         (9,133,357)
                                                 ----------        ------------
Net increase .............................        1,690,500        $ 30,600,618
                                                 ==========        ============
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and

                                    24 & 25

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the year ended June 30, 2002.

6. Commitments:

At June 30, 2002, the Fund had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $1,877,000 and $2,707,000, respectively.

7. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended June 30, 2002 and June 30, 2001 was as follows:

--------------------------------------------------------------------------------
                                                  6/30/2002           6/30/2001
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ........................       $4,834,083        $  5,875,956
  Net long-term capital gains ............               --           3,715,615
                                                 ----------        ------------
Total taxable distributions ..............       $4,834,083        $  9,591,571
                                                 ==========        ============
--------------------------------------------------------------------------------

As of June 30, 2002, the components of accumulated losses on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income--net .......................       $         --
Undistributed long-term capital gains--net ...............                 --
                                                                 ------------
Total undistributed earnings--net ........................                 --
Capital loss carryforward ................................        (23,407,663)*
Unrealized losses--net ...................................         (5,178,388)**
                                                                 ------------
Total accumulated losses--net ............................       $(28,586,051)
                                                                 ============
--------------------------------------------------------------------------------

* On June 30, 2002, the Fund had a net capital loss carryforward of $23,407,663, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures and forward foreign currency contracts.


INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders, Merrill Lynch Global SmallCap Fund,
Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Global SmallCap Fund, Inc. as of June 30, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Global SmallCap Fund, Inc. as of June 30, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
August 9, 2002

                                    26 & 27

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

OFFICERS AND DIRECTORS

                                                                                                         Number of
                                                                                                       Portfolios in      Other
                                                        Position(s)  Length                             Fund Complex  Directorships
                                                           Held      of Time  Principal Occupation(s)   Overseen by      Held by
Name                             Address & Age           with Fund   Served   During Past 5 Years         Director      Director
====================================================================================================================================
           Interested Director
====================================================================================================================================
Terry K. Glenn*          P.O. Box 9011                  President    1999 to  Chairman, Americas         117 Funds        None
                         Princeton, NJ 08543-9011       and          present  Region since 2001, and     169 Portfolios
                         Age: 61                        Director     and      Executive Vice
                                                                     1994 to  President since 1983
                                                                     present  of Fund Asset
                                                                              Management, L.P.
                                                                              ("FAM") and Merrill
                                                                              Lynch Investment
                                                                              Managers, L.P.
                                                                              ("MLIM"); President of
                                                                              Merrill Lynch Mutual
                                                                              Funds since 1999;
                                                                              President of FAM
                                                                              Distributors, Inc.
                                                                              ("FAMD") since 1986
                                                                              and Director thereof
                                                                              since 1991; Executive
                                                                              Vice President and
                                                                              Director of Princeton
                                                                              Services, Inc.
                                                                              ("Princeton Services")
                                                                              since 1993; President
                                                                              of Princeton
                                                                              Administrators, L.P.
                                                                              since 1988; Director
                                                                              of Financial Data
                                                                              Services, Inc. since
                                                                              1985.
                         ===========================================================================================================
                         * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the
                           Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive
                           Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and
                           President of Princeton Administrators, L.P. The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President,
                           Mr. Glenn serves at the pleasure of the Board of Directors.
====================================================================================================================================
                                                                                                         Number of
                                                                                                       Portfolios in      Other
                                                        Position(s)  Length                             Fund Complex  Directorships
                                                           Held      of Time  Principal Occupation(s)   Overseen by      Held by
Name                             Address & Age           with Fund   Served*  During Past 5 Years         Director      Director
====================================================================================================================================
           Independent Directors
====================================================================================================================================
Ronald W. Forbes         P.O. Box 9011                  Director     2000 to  Professor Emeritus           46 Funds     None
                         Princeton, NJ 08543-9011                    present  of Finance, School         55 Portfolios
                         Age: 61                                              of Business, State
                                                                              University of New
                                                                              York at Albany since
                                                                              2000; and Professor
                                                                              thereof from 1989 to
                                                                              2000.
====================================================================================================================================
Cynthia A. Montgomery    P.O. Box 9011                  Director     2000 to  Professor, Harvard          46 Funds      Unum-
                         Princeton, NJ 08543-9011                    present  Business School           55 Portfolios   Provident
                         Age: 49                                              since 1989.                               Corporation;
                                                                                                                        and Newell
                                                                                                                        Rubbermaid
                                                                                                                        Inc.
====================================================================================================================================
Charles C. Reilly        P.O. Box 9011                  Director     1994 to  Self-employed                46 Funds     None
                         Princeton, NJ 08543-9011                    present  financial consultant      55 Portfolios
                         Age: 70                                              since 1990.

====================================================================================================================================
Kevin A. Ryan            P.O. Box 9011                  Director     2000 to  Founder and                  46 Funds     None
                         Princeton, NJ 08543-9011                    present  currently Director         55 Portfolios
                         Age: 69                                              Emeritus of The
                                                                              Boston University
                                                                              Center for the
                                                                              Advancement of
                                                                              Ethics and Character
                                                                              and Director thereof
                                                                              from 1989 to 1999;
                                                                              Professor from 1982
                                                                              to 1999 at Boston
                                                                              University.
====================================================================================================================================
Roscoe S. Suddarth       P.O. Box 9011                  Director     2000 to  Former President,           46 Funds     None
                         Princeton, NJ 08543-9011                    present  Middle East               55 Portfolios
                         Age: 66                                              Institute from 1995
                                                                              to 2001.
====================================================================================================================================
Richard R. West          P.O. Box 9011                  Director     1994 to  Professor of Finance        46 Funds     Bowne &
                         Princeton, NJ 08543-9011                    present  since 1984, and           55 Portfolios  Co., Inc.;
                         Age: 64                                              currently Dean                           Vornado
                                                                              Emeritus of New York                     Realty Trust;
                                                                              University, Leonard                      and
                                                                              N. Stern School of                       Alexander's
                                                                              Business                                 Inc.
                                                                              Administration.
====================================================================================================================================
Edward D. Zinbarg        P.O. Box 9011                  Director     1994 to  Self-employed               46 Funds     None
                         Princeton, NJ 08543-9011                    present  financial consultant      55 Portfolios
                         Age: 67                                              since 1994.
                         ===========================================================================================================
                         * The Director's term is unlimited. Directors serve until their resignation, removal or death, or until
                           December 31 of the year in which they turn 72.
====================================================================================================================================


                                                        Position(s)  Length
                                                           Held      of Time
Name                             Address & Age           with Fund   Served*       Principal Occupation(s) During Past 5 Years
====================================================================================================================================
           Fund Officers
====================================================================================================================================
Donald C. Burke          P.O. Box 9011                  Vice         1995 to       First Vice President of FAM and MLIM since
                         Princeton, NJ 08543-9011       President    present       1997 and Treasurer thereof since 1999;
                         Age: 42                        and          and           Senior Vice President and Treasurer of
                                                        Treasurer    1999 to       Princeton Services since 1999; Vice
                                                                     present       President of FAMD since 1999; Vice President
                                                                                   of FAM and MLIM from 1990 to 1997; Director
                                                                                   of Taxation of MLIM since 1990.
====================================================================================================================================
Kenneth Chiang           P.O. Box 9011                  Senior       1998 to       First Vice President of the Manager since
                         Princeton, NJ 08543-9011       Vice         present       1998; Managing Partner of Samuel Asset
                         Age: 40                        President                  Management from 1997 to 1998; Vice President
                                                        and Senior                 and Portfolio Manager of the Manager from
                                                        Portfolio                  1993 to 1997.
                                                        Manager
====================================================================================================================================
Robert C. Doll, Jr.      P.O. Box 9011                  Senior       2000 to       President of FAM and MLIM since 2001;
                         Princeton, NJ 08543-9011       Vice         present       Co-head (Americas Region) of FAM and MLIM
                         Age: 47                        President                  from 2000 to 2002; Director of Princeton
                                                                                   Services since 1999; Chief Investment
                                                                                   Officer of Oppenheimer Funds, Inc. in 1999
                                                                                   and Executive Vice President thereof from
                                                                                   1991 to 1999.
====================================================================================================================================
Hubertus Aarts           P.O. Box 9011                  Vice         1997 to       Vice President and Portfolio Manager with
                         Princeton, NJ 08543-9011       President    present       Merrill Lynch Asset Management U.K. Limited
                         Age: 39                                                   ("MLAM U.K.") since 1995; Portfolio Manager
                                                                                   with Mees Pierson from 1993 to 1995 and with
                                                                                   its predecessor, Pierson Heldring & Pierson,
                                                                                   from 1990 to 1993.
====================================================================================================================================
James E. Russell         P.O. Box 9011                  Vice         1994 to       First Vice President of the Manager since
                         Princeton, NJ 08543-9011       President    present       1997; Vice President of the Manager from
                         Age: 49                                                   1992 to 1997.
====================================================================================================================================


                                    28 & 29

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2002

OFFICERS AND DIRECTORS (concluded)

                                                        Position(s)  Length
                                                           Held      of Time
Name                             Address & Age           with Fund   Served*       Principal Occupation(s) During Past 5 Years
====================================================================================================================================
           Fund Officers (concluded)
====================================================================================================================================
Susan B. Baker           P.O. Box 9011                  Secretary    1999 to       Director (Legal Advisory) of the Manager
                         Princeton, NJ 08543-9011                    present       since 1999; Vice President of the Manager
                         Age: 44                                                   from 1993 to 1999; attorney associated with
                                                                                   the Manager since 1987.
                         ===========================================================================================================
                         *     Officers of the Fund serve at the pleasure of the Board of Directors.
====================================================================================================================================
                         Further information about the Fund's Officers and Directors is available in the Fund's Statement of
                         Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.
====================================================================================================================================
                         Custodian                                                 Transfer Agent

                         Brown Brothers Harriman & Co.                             Financial Data Services, Inc.
                         40 Water Street                                           4800 Deer Lake Drive East
                         Boston, MA 02109-3661                                     Jacksonville, FL 32246-6484
                                                                                   800-637-3863

[LOGO] Merrill Lynch  Investment Managers
                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Global SmallCap Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

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